Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of reconciliation of basic and diluted earnings per share
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2021	2020	2019
Net profit attributable to owners of the parent	million	€14,200	€2,173	€3,201
Weighted average number of shares outstanding	thousand	3,059,284	1,544,002	1,558,049
Basic earnings per share	€	€4.64	€1.41	€2.05

		Years ended December 31,
		2021	2020	2019
Net profit from continuing operations attributable to owners of the parent	million	€13,210	€2,353	€2,930
Weighted average number of shares outstanding	thousand	3,059,284	1,544,002	1,558,049
Basic earnings per share from continuing operations	€	€4.32	€1.52	€1.88

		Years ended December 31,
		2021	2020	2019
Net profit from discontinued operations attributable to owners of the parent	million	€990	€(180)	€271
Weighted average number of shares outstanding	thousand	3,059,284	1,544,002	1,558,049
Basic earnings per share from discontinued operations	€	€0.32	€(0.12)	€0.17
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2021	2020	2019
Net profit attributable to owners of the parent	million	€14,200	€2,173	€3,201
Weighted average number of shares outstanding	thousand	3,059,284	1,544,002	1,558,049
Number of shares deployable for share-based compensation	thousand	23,651	14,441	13,244
Equity warrants delivered to General Motors	thousand	68,497	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,151,432	1,626,940	1,639,790
Diluted earnings per share	€	€4.51	€1.34	€1.95

		Years ended December 31,
		2021	2020	2019
Net profit from continuing operations attributable to owners of the parent	million	€13,210	€2,353	€2,930
Weighted average number of shares outstanding		3,059,284	1,544,002	1,558,049
Number of shares deployable for share-based compensation	thousand	23,651	14,441	13,244
Equity warrants delivered to General Motors	thousand	68,497	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,151,432	1,626,940	1,639,790
Diluted earnings per share from continuing operations	€	€4.19	€1.45	€1.79

		Years ended December 31,
		2021	2020	2019
Net profit from discontinued operations attributable to owners of the parent	million	€990	€(180)	€271
Weighted average number of shares outstanding		3,059,284	1,544,002	1,558,049
Number of shares deployable for share-based compensation	thousand	23,651	14,441	13,244
Equity warrants delivered to General Motors	thousand	68,497	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share(1)	thousand	3,151,432	1,544,002	1,639,790
Diluted earnings per share from discontinued operations	€	€0.31	€(0.12)	€0.17
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(1) Number of shares deployable for share-based compensation and equity warrants delivered to General Motors have not been taken into consideration in the calculation of diluted loss per share for the year ended December 31, 2020 as this would have had an anti-dilutive effect